[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

February 28, 2002
(Unaudited)

- CREDIT SUISSE
  EUROPEAN EQUITY FUND

More complete information about the Fund, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 28, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE EUROPEAN EQUITY FUND
PORTFOLIO MANAGER'S LETTER
February 28, 2002

                                                                  March 28, 2002

Dear Shareholder:

   For the six months ended February 28, 2002, the Common Class shares of Credit Suisse European Equity Fund(1),(2) (the "Fund") were down 12.92%, vs. a decline of 6.10% for the Morgan Stanley Capital International Europe Index.(3)

   The period was a volatile and negative one for the world's stock markets. Already on shaky economic and earnings ground, stocks plunged in the immediate aftermath of the September 11 terrorist attacks. Markets bounced back in the fourth quarter, aided by a strong surge of liquidity into global markets and by success on the war front. However, despite some encouraging economic data late in the period, most markets were hampered by profit taking in January and February.

   Almost all of Europe's equity markets had losses. The Fund was hurt by this general selloff, and by weakness in certain positions. Stocks that hindered the Fund included some "defensive" type companies (e.g., commercial services names with relatively stable revenue flows) that declined after performing fairly well earlier in 2001. In addition, and related to our defensive bias, the Fund was underweighted in the highly cyclical sectors of the market that had the best performance for the six months. On the positive side, stocks that helped the Fund's showing included its financial-services holdings.

   After another difficult period for stocks, in Europe and elsewhere, what can investors expect as 2002 progresses? Our view is that the global macroeconomic picture appears to be improving from a fairly low level. Recent leading economic indicators, such as commodity prices, seem to suggest some level of economic strengthening over the coming months. We also note that interest rates have been reduced dramatically across much of the world. Of course, there remain risks, such as those associated with any expanded war on terrorism.

   But all factors considered, and notwithstanding the Fund's recent performance, we are comfortable with the Fund's structure in what we believe will be a year of improving, though probably not robust, growth. The Fund's holdings include a number of "old-economy" cyclicals that in our view are attractively valued, with the potential to receive wider attention in the market on any signs of economic turnaround. We also believe that certain financial services and consumer discretionary names could benefit within an improving growth environment, should it occur. Elsewhere of note, we ended the period with an underweighting in technology, despite its often cyclical nature, as we continued to find it difficult to identify value in European technology companies. Overall, we will continue to focus on stock valuations while monitoring recovery potential.

CREDIT SUISSE ASSET MANAGEMENT, LLC

Nancy Nierman
Portfolio Manager

   INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. ADDITIONALLY, MARKET SWINGS IN THE TARGETED REGION (WESTERN EUROPE) WILL LIKELY HAVE A GREATER POSITIVE OR NEGATIVE EFFECT ON FUND PERFORMANCE THAN THEY WOULD IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.

                   SUMMARY OF ANNUALIZED TOTAL RETURNS (2/28/2002)
          -------------------------------------------------------------------
                                         SINCE              INCEPTION
                  ONE YEAR             INCEPTION              DATE
                ------------         -------------        -------------
                    -20.77%               -4.89%            1/28/1999

----------
(1) Name changed from Credit Suisse Warburg Pincus European Equity Fund effective December 12, 2001.
(2) Fee waivers and/or reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(3) The MSCI Europe Index is an unmanaged index (with no defined investment objective) of European equities that includes reinvestment of dividends, and is the exclusive property of Morgan Stanley & Co. Incorporated. Investors cannot invest directly in an index.

CREDIT SUISSE EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2002 (Unaudited)

                                                        NUMBER OF
                                                          SHARES         VALUE
                                                        ---------        -----
COMMON STOCKS (95.2%)
DENMARK (5.1%)
COMMERCIAL SERVICES & SUPPLIES (2.2%)
    ISS A/S(1),(2)                                         6,615      $  323,397
                                                                      ----------
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.9%)
    TDC A/S                                               13,750         427,337
                                                                      ----------
TOTAL DENMARK                                                            750,734
                                                                      ----------
FRANCE (22.1%)
AUTO COMPONENTS (3.2%)
    Compagnie Generale des Etablissements Michelin
      Class B                                             12,405         471,049
                                                                      ----------
BANKS (4.4%)
    BNP Paribas SA                                        11,308         548,234
    Credit Agricole SA(2)                                  5,823          95,447
                                                                      ----------
                                                                         643,681
CONSTRUCTION & ENGINEERING (3.2%)
    Vinci SA                                               7,730         471,382
                                                                      ----------
ELECTRICAL EQUIPMENT (3.7%)
    Schneider Electric SA                                 10,970         550,350
                                                                      ----------
ENERGY EQUIPMENT & SERVICES (2.7%)
    Technip-Coflexip SA                                    3,130         393,653
                                                                      ----------
MEDIA (3.4%)
    Havas Advertising SA                                  65,275         496,296
                                                                      ----------
METALS & MINING (1.5%)
    Pechiney SA Class A                                    4,168         214,511
                                                                      ----------
TOTAL FRANCE                                                           3,240,922
                                                                      ----------
GERMANY (11.2%)
CHEMICALS (3.5%)
    Degussa AG                                            17,650         511,897
                                                                      ----------
INSURANCE (1.9%)
    Muenchener Rueckversicherungs-Gesellschaft AG          1,137         277,341
                                                                      ----------
MULTI-UTILITIES (2.3%)
    RWE AG                                                 9,650         346,652
                                                                      ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (3.5%)
    Infineon Technologies AG(1)                           22,700         520,131
                                                                      ----------
TOTAL GERMANY                                                          1,656,021
                                                                      ----------
IRELAND (3.5%)
CONTAINERS & PACKAGING (3.5%)
    Jefferson Smurfit Group PLC                          226,700         519,639
                                                                      ----------
TOTAL IRELAND                                                            519,639
                                                                      ----------

                See Accompanying Notes to Financial Statements.

                                        3

                                                        NUMBER OF
                                                          SHARES         VALUE
                                                        ---------        -----
ITALY (2.9%)
INSURANCE (2.9%)
    Riunione Adriatica di Sicurta SpA                     36,155      $  422,189
                                                                      ----------
TOTAL ITALY                                                              422,189
                                                                      ----------
NETHERLANDS (12.0%)
DIVERSIFIED TELECOMMUNICATIONS SERVICES (2.8%)
    Koninklijke (Royal) KPN NV                            86,650         413,725
                                                                      ----------
FOOD & DRUG RETAILING (3.5%)
    Koninklijke Ahold NV                                  22,607         521,128
                                                                      ----------
HOUSEHOLD DURABLES (3.5%)
    Koninklijke (Royal) Philips Electronics NV            19,954         521,245
                                                                      ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.2%)
    ASML Holding NV(2)                                    15,900         325,949
                                                                      ----------
TOTAL NETHERLANDS                                                      1,782,047
                                                                      ----------
NORWAY (3.9%)
BANKS (3.9%)
    Den Norske Bank ASA                                  116,200         582,910
                                                                      ----------
TOTAL NORWAY                                                             582,910
                                                                      ----------
SPAIN (3.1%)
COMMERCIAL SERVICES & SUPPLIES (3.1%)
    Amadeus Global Travel Distribution SA                 69,000         457,772
                                                                      ----------
TOTAL SPAIN                                                              457,772
                                                                      ----------
SWITZERLAND (3.2%)
BANKS (3.2%)
    UBS AG                                                10,315         477,202
                                                                      ----------
TOTAL SWITZERLAND                                                        477,202
                                                                      ----------
UNITED KINGDOM (28.2%)
AEROSPACE & DEFENSE (1.7%)
    BAE Systems PLC                                       55,019         247,465
                                                                      ----------
BANKS (2.1%)
    Royal Bank of Scotland Group PLC                      12,680         310,629
                                                                      ----------
CONSTRUCTION MATERIALS (2.0%)
    Amey PLC                                              56,600         289,400
                                                                      ----------
ELECTRIC UTILITIES (3.9%)
    International Power PLC(2)                            84,800         215,895
    Scottish Power PLC                                    59,900         361,767
                                                                      ----------
                                                                         577,662
                                                                      ----------

                See Accompanying Notes to Financial Statements.

                                        4

                                                        NUMBER OF
                                                          SHARES         VALUE
                                                       -----------       -----
INSURANCE (3.1%)
    Friends Provident PLC(2)                             185,600     $   459,399
                                                                     -----------
MEDIA (4.1%)
    Emi Group PLC                                         79,000         346,109
    Incepta Group PLC                                    398,200         259,080
                                                                     -----------
                                                                         605,189
                                                                     -----------
OIL & GAS (2.9%)
    BG Group PLC                                         105,000         434,400
                                                                     -----------
PHARMACEUTICALS (5.4%)
    AstraZeneca PLC                                        8,031         406,202
    GlaxoSmithKline PLC                                   15,974         389,516
                                                                     -----------
                                                                         795,718
                                                                     -----------
ROAD & RAIL (1.2%)
    Firstgroup PLC                                        50,700         183,579
                                                                     -----------
WIRELESS TELECOMMUNICATIONS SERVICES (1.8%)
    Vodafone Group PLC                                   139,126         263,194
                                                                     -----------
TOTAL UNITED KINGDOM                                                   4,166,635
                                                                     -----------

TOTAL COMMON STOCKS (Cost $14,204,441)                                14,056,071
                                                                     -----------
                                                           PAR
                                                          (000)
                                                          -----
SHORT-TERM INVESTMENT (6.1%)
    State Street Bank & Trust Co. Euro Time Deposit
     1.625% 3/01/02 (Cost $896,000)                      $   896         896,000
                                                                     -----------

TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $15,100,441(3))             14,952,071

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                          (186,872)
                                                                     -----------

NET ASSETS (100.0%)                                                  $14,765,199
                                                                     ===========

----------
  (1) Security or portion thereof is out on loan.
  (2) Non-income producing security.
  (3) Also cost for federal income tax purposes.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $15,100,441)                    $ 14,952,071(1)
    Cash                                                              6,563
    Collateral received for securities loaned                       597,535
    Dividend and interest receivable                                 38,090
    Receivable from investment adviser                                3,951
    Prepaid expenses and other assets                                31,695
                                                               ------------
      Total Assets                                               15,629,905
                                                               ------------
LIABILITIES
    Administrative services fee payable                               2,736
    Distribution fee payable                                          2,987
    Payable upon return of securities loaned                        597,535
    Payable for investments purchased                               228,240
    Other accrued expenses payable                                   33,208
                                                               ------------
      Total Liabilities                                             864,706
                                                               ------------
NET ASSETS
    Capital stock, $0.001 par value                                   2,139
    Paid-in capital                                              19,132,873
    Accumulated undistributed net investment loss                  (171,200)
    Accumulated net realized loss from investments
      and foreign currency transactions                          (4,049,464)
    Net unrealized depreciation from investments
      and foreign currency translations                            (149,149)
                                                               ------------
      Net Assets                                               $ 14,765,199
                                                               ============
COMMON SHARES
    Net assets                                                 $ 14,764,071
    Shares outstanding                                            2,138,364
                                                               ------------
    Net asset value, offering price and redemption
      price per share                                          $       6.90
                                                               ============
A SHARES
    Net assets                                                 $      1,128
    Shares outstanding                                                  163
                                                               ------------
    Net asset value and redemption price per share             $       6.91
                                                               ============
    Maximum offering price per share
      (net asset value/(1-5.75%))                              $       7.33
                                                               ============

----------
(1) Includes $582,446 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENT OF OPERATIONS
For the Six Months Ended February 28, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                  $     59,925
    Interest                                                         12,460
    Securities lending                                                  416
    Foreign taxes withheld                                           (5,580)
                                                               ------------
      Total investment income                                        67,221
                                                               ------------
EXPENSES
    Investment advisory fees                                         80,576
    Administrative services fees                                     17,065
    Distribution fees                                                20,144
    Transfer agent fees                                              29,350
    Printing fees                                                    28,132
    Registration fees                                                18,306
    Custodian fees                                                   16,162
    Legal fees                                                       10,814
    Audit fees                                                        6,284
    Directors fees                                                    6,218
    Insurance expense                                                 1,478
    Interest expense                                                    359
    Miscellaneous expense                                             5,004
                                                               ------------
      Total expenses                                                239,892
    Less: fees waived, expenses reimbursed and transfer
          agent offsets                                            (123,057)
                                                               ------------
      Net expenses                                                  116,835
                                                               ------------
        Net investment loss                                         (49,614)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY RELATED ITEMS
    Net realized loss from investments                           (2,044,274)
    Net realized loss from foreign currency transactions            (66,365)
    Net change in unrealized appreciation (depreciation)
      from investments                                              134,749
    Net change in unrealized appreciation (depreciation)
      from foreign currency translations                             (1,138)
                                                               ------------
    Net realized and unrealized loss from investments
      and foreign currency related items                         (1,977,028)
                                                               ------------
    Net decrease in net assets resulting from operations       $ (2,026,642)
                                                               ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                       FOR THE SIX MONTHS
                                                              ENDED            FOR THE YEAR
                                                        FEBRUARY 28, 2002          ENDED
                                                           (UNAUDITED)       AUGUST 31, 2001
                                                        -----------------    ---------------
FROM OPERATIONS
  Net investment income (loss)                             $   (49,614)        $    135,349
  Net realized loss from investments and foreign
    currency transactions                                   (2,110,639)          (1,850,840)
  Net change in unrealized appreciation (depreciation)
    from investments and foreign currency translations         133,611           (2,625,019)
                                                           -----------         ------------
    Net decrease in net assets resulting from operations    (2,026,642)          (4,340,510)
                                                           -----------         ------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                        119,325)                  --
    Class A shares                                                  (7)                  --
  Distributions from net realized gains
    Common Class shares                                             --           (4,539,707)
                                                           -----------         ------------
    Net decrease in net assets from dividends and
      distributions                                           (119,332)          (4,539,707)
                                                           -----------         ------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                              33,193,779           76,575,873
  Reinvestment of dividends and distributions                  115,384            4,424,630
  Net asset value of shares redeemed                       (35,696,528)         (82,828,871)
                                                           -----------         ------------
    Net decrease in net assets from capital share
      transactions                                          (2,387,365)          (1,828,368)
                                                           -----------         ------------
  Net decrease in net assets                                (4,533,339)         (10,708,585)

NET ASSETS
  Beginning of period                                       19,298,538           30,007,123
                                                           -----------         ------------
  End of period                                            $14,765,199         $ 19,298,538
                                                           ===========         ============
ACCUMULATED NET INVESTMENT LOSS                             $ (171,200)        $     (2,254)
                                                           ===========         ============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                             FOR THE SIX
                                             MONTHS ENDED           FOR THE YEAR ENDED AUGUST 31,
                                           FEBRUARY 28, 2002   -------------------------------------
                                              (UNAUDITED)        2001          2000          1999(1)
                                           -----------------   --------      --------       --------
PER SHARE DATA
  Net asset value, beginning of period         $  7.98         $  11.96      $   9.79       $  10.00
                                               -------         --------      --------       --------
INVESTMENT OPERATIONS
  Net investment income                          (0.02)            0.06          0.03           0.08
  Net gain (loss) on investments
    and foreign currency related items
    (both realized and unrealized)               (1.01)           (1.99)         2.19          (0.29)
                                               -------         --------      --------       --------
      Total from investment operations           (1.03)           (1.93)         2.22          (0.21)
                                               -------         --------      --------       --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income           (0.05)              --         (0.05)            --
  Distributions from net realized gains             --            (2.05)           --             --
                                               -------         --------      --------       --------
      Total dividends and distributions          (0.05)           (2.05)        (0.05)            --
                                               -------         --------      --------       --------
NET ASSET VALUE, END OF PERIOD                 $  6.90         $   7.98      $  11.96       $   9.79
                                               =======         ========      ========       ========
      Total return                              (12.92)%(2)      (18.08)%       22.69%         (2.10)%(2)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)     $14,764         $ 19,299      $ 30,007       $ 24,588
    Ratio of expenses to average
      net assets                                  1.45%(3),(4)     1.46%(4)      1.46%(4)       1.46%(3)
    Ratio of net investment income
      to average net assets                      (0.61)%(3)        0.58%         0.30%          1.41%(3)
    Decrease reflected in above
      operating expense ratios due to
      waivers/reimbursements                      1.53%(3)         1.09%         1.47%          1.18%(3)
  Portfolio turnover rate                           22%             140%          186%           161%

----------
(1) For the period January 28, 1999 (inception date) through August 31, 1999.

(2) Non-annualized.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expenses. These arrangements resulted in a reduction to the net expense ratio by .00%, .01%, and .01% for the six months ended February 28, 2002 and each of the years ended August 31, 2001 and 2000, respectively. The operating expense ratio after reflecting these arrangements was 1.45% for the six months ended February 28, 2002 and each of the years ended August 31, 2001 and 2000.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE EUROPEAN EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
February 28, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse European Equity Fund, formerly Credit Suisse Warburg Pincus European Equity Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks capital appreciation.

   The Fund is authorized to offer four classes of shares: Common, Institutional, Advisor and Class A, although only Common and Class A shares are currently offered. Effective November 30, 2001 the Fund began offering Class A shares. Effective December 12, 2001 the Common Class was closed to new investors. Common shares for the fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate equal to .25% of the average daily net asset value of the Fund's outstanding Common shares. Class A shares are sold with a front-end sales charge of up to 5.75% and bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the applicable Fund's Class A shares. In addition, the Common and Class A shares bear co-administration fees. Results for Class A shares are contained in a separate book.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on The New York Stock Exchange, Inc. The Fund's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, at the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Directors believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period.

Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized and unrealized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Income, expenses (excluding class-specific expenses, principal distribution and shareholder servicing fees) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carry-over, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   H) FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At February 28, 2002, the Fund had no open forward foreign currency contracts.

   I) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds - Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including the right to draw on letter of credit) at February 28, 2002 is as follows:

           MARKET VALUE OF                        VALUE OF
          SECURITIES LOANED                  COLLATERAL RECEIVED
          -----------------                  -------------------
            $582,446                             $597,535

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, is engaged by the Fund to act as the Fund's securities lending agent. For the six months ended February 28, 2002, the Fund earned $416 from securities lending transactions.

   Pending receipt of an exemption from the Securities and Exchange Commission ("SEC"), CSFB has agreed to charge the Fund fees for its securities lending activities equal to its cost in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waiver at any time.

   J) OTHER -- The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risks (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

   The Fund may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended February 28, 2002, investment advisory fees earned and voluntarily waived, and expenses reimbursed were as follows:

             GROSS                                    NET                EXPENSE
         ADVISORY FEE           WAIVER            ADVISORY FEE        REIMBURSEMENTS
         ------------           ------            ------------        --------------
          $80,576             $(80,576)             $   --              $(35,986)

   Credit Suisse Asset Management Limited ("CSAM Ltd"), an affiliate of CSAM, serves as sub-investment adviser to the Fund. CSAM Ltd.'s sub-investment advisory fee is paid by CSAM out of CSAM's net investment advisory fee and is not paid by the Fund.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as the Fund's co-administrators. For administrative services, CSAMSI is entitled to receive from the Fund, a fee calculated at an annual rate of .10% of the Fund's average daily net assets of the Common and Class A shares. For the six months ended February 28, 2002, administrative services fees earned by CSAMSI were $8,058.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                      ANNUAL RATE
           ------------------------           --------------------------------
           First $500 million                 .08% of average daily net assets
           Next $1 billion                    .07% of average daily net assets
           Over $1.5 billion                  .06% of average daily net assets

   For the six months ended February 28, 2002, the administrative services fees earned and waived by PFPC (including out-of-pocket expenses) were $9,007 and $6,446, respectively.

   At its meeting on February 12, 2002 the Board of Directors adopted a resolution to approve a Co-Administrator Agreement between the Fund and State Street Bank and Trust Company ("SSB") replacing PFPC effective mid 2002.

   In addition to serving as the Fund's co-administrator, CSAMSI serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of .25% of the average daily net assets of the Common and Class A shares of the Fund. For the six months ended February 28, 2002, shareholder services fees earned by CSAMSI were $20,144.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Fund has an arrangement with BFDS whereby interest earned on uninvested cash balances was used to offset a portion of their transfer agent expenses. For the six months ended February 28, 2002, the Fund received credits or reimbursements under this agreement in the amount of $49.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation from CSAM. CSAM is then reimbursed by the Fund. For the six months ended February 28, 2002, the Fund reimbursed CSAM $16,498 which is included in the Fund's transfer agent expense.

   For the six months ended February 28, 2002, CSAMSI and its affiliates advised the Fund that it retained $8 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended February 28, 2002, Merrill was paid $29,315 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   The Fund, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders, for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of .10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%. At February 28, 2002, there were no loans outstanding for the Fund. During the six months ended February 28, 2002, the Fund had borrowings under the Credit Facility as follows:

                                       WEIGHTED
                                       AVERAGE                    MAXIMUM
         AVERAGE DAILY                 INTEREST                  DAILY LOAN
         LOAN BALANCE                   RATE %                   OUTSTANDING
         -------------                 --------                  -----------
           $19,934                      1.80%                    $1,573,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended February 28, 2002, purchases and sales of investment securities (excluding short-term investments) were $11,444,607 and $12,583,789, respectively.

   At February 28, 2002, the unrealized appreciation from investments for those securities having an excess of value over cost and unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were $597,124 and $745,494, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Each class of shares of the Fund is authorized to issue one billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each year were as follows:

                                                          COMMON CLASS
                                   -------------------------------------------------------
                                            FOR THE
                                       SIX MONTHS ENDED                  FOR THE
                                       FEBRUARY 28, 2002                YEAR ENDED
                                          (UNAUDITED)                AUGUST 31, 2001
                                  -------------------------      -------------------------
                                    SHARES         VALUE           SHARES         VALUE
                                  ----------   ------------      ----------   ------------
Shares sold                        4,819,859   $ 33,192,639       8,645,716   $ 76,575,873
Shares issued in reinvestment
  of dividends and distributions      16,320        115,384         492,172      4,424,630
Shares redeemed                   (5,117,197)   (35,696,528)     (9,227,465)   (82,828,871)
                                  ----------   ------------      ----------   ------------
Net decrease                        (281,018)  $ (2,388,505)        (89,577)  $ (1,828,368)
                                  ==========   ============      ==========   ============
                                          CLASS A
                                  -------------------------
                                          FOR THE
                                      SIX MONTHS ENDED
                                    FEBRUARY 28, 2002(1)
                                        (UNAUDITED)
                                  -------------------------
                                    SHARES         VALUE
                                  ---------    ------------
Shares sold                             163    $      1,140
                                  ---------    ------------
Net increase                            163    $      1,140
                                  =========    ============

(1) For the period November 30, 2001 (inception date) through February 28, 2002.

   On February 28, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                   NUMBER OF                APPROXIMATE PERCENTAGE
                  SHAREHOLDERS               OF OUTSTANDING SHARES
                  ------------               ---------------------
Class A                1                            87.71%

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       WPEEQ-3-0202